UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Mid Cap Growth Fund

SEMIANNUAL REPORT

February 29, 2012

OTC-SEM

MFS® MID CAP GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alexion Pharmaceuticals, Inc.	1.9%
American Tower Corp., REIT	1.9%
AMETEK, Inc.	1.9%
MasterCard, Inc., “A”	1.8%
Ross Stores, Inc.	1.8%
Verisk Analytics, Inc., “A”	1.6%
Dresser-Rand Group, Inc.	1.6%
Check Point Software Technologies Ltd.	1.5%
Cabot Oil & Gas Corp.	1.4%
Red Hat, Inc.	1.4%

Equity sectors
Technology	17.1%
Health Care	13.9%
Industrial Goods & Services	13.2%
Retailing	10.3%
Energy	9.7%
Special Products & Services	7.7%
Basic Materials	5.2%
Autos & Housing	5.1%
Leisure	4.3%
Financial Services	4.1%
Consumer Staples	3.1%
Utilities & Communications	2.4%
Transportation	1.8%

Percentages are based on net assets as of 2/29/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2011 through February 29, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011 through February 29, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/11	Ending Account Value 2/29/12	Expenses Paid During Period (p) 9/01/11-2/29/12
A	Actual	1.27%	$1,000.00	$1,095.07	$6.62
	Hypothetical (h)	1.27%	$1,000.00	$1,018.55	$6.37
B	Actual	2.02%	$1,000.00	$1,090.68	$10.50
	Hypothetical (h)	2.02%	$1,000.00	$1,014.82	$10.12
C	Actual	2.02%	$1,000.00	$1,090.21	$10.50
	Hypothetical (h)	2.02%	$1,000.00	$1,014.82	$10.12
I	Actual	1.02%	$1,000.00	$1,095.66	$5.31
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
R1	Actual	2.02%	$1,000.00	$1,091.02	$10.50
	Hypothetical (h)	2.02%	$1,000.00	$1,014.82	$10.12
R2	Actual	1.52%	$1,000.00	$1,094.34	$7.92
	Hypothetical (h)	1.52%	$1,000.00	$1,017.30	$7.62
R3	Actual	1.27%	$1,000.00	$1,094.36	$6.61
	Hypothetical (h)	1.27%	$1,000.00	$1,018.55	$6.37
R4	Actual	1.02%	$1,000.00	$1,097.51	$5.32
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
529A	Actual	1.32%	$1,000.00	$1,094.85	$6.88
	Hypothetical (h)	1.32%	$1,000.00	$1,018.30	$6.62
529B	Actual	2.07%	$1,000.00	$1,090.91	$10.76
	Hypothetical (h)	2.07%	$1,000.00	$1,014.57	$10.37
529C	Actual	2.07%	$1,000.00	$1,091.74	$10.77
	Hypothetical (h)	2.07%	$1,000.00	$1,014.57	$10.37

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.9%
Issuer	Shares/Par	Value ($)

Aerospace - 1.9%
BE Aerospace, Inc. (a)	294,170	$13,484,752
TransDigm Group, Inc. (a)	47,010	5,584,318

		$19,069,070
Alcoholic Beverages - 0.6%
Beam, Inc.	69,030	$3,802,172
Tsingtao Brewery Co. Ltd.	338,000	1,825,920

		$5,628,092
Apparel Manufacturers - 1.7%
Li & Fung Ltd.	1,940,000	$4,413,313
Polo Ralph Lauren Corp.	18,480	3,210,530
VF Corp.	59,810	8,735,251

		$16,359,094
Automotive - 2.2%
BorgWarner Transmission Systems, Inc. (a)	93,360	$7,733,942
Delphi Automotive PLC (a)	125,150	4,004,800
LKQ Corp. (a)	318,420	10,144,861

		$21,883,603
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	227,160	$19,020,107
Gen-Probe, Inc. (a)	102,650	7,008,942
Regeneron Pharmaceuticals, Inc. (a)	21,460	2,248,793

		$28,277,842
Broadcasting - 1.1%
Discovery Communications, Inc., “A” (a)	222,956	$10,400,897

Brokerage & Asset Managers - 2.1%
Affiliated Managers Group, Inc. (a)	121,920	$12,971,069
Evercore Partners, Inc.	102,450	2,785,616
IntercontinentalExchange, Inc. (a)	33,550	4,628,558

		$20,385,243
Business Services - 5.9%
Cognizant Technology Solutions Corp., “A” (a)	182,639	$12,958,237
Concur Technologies, Inc. (a)	93,180	5,492,961

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
FleetCor Technologies, Inc. (a)	165,150	$6,115,505
Gartner, Inc. (a)	181,830	7,320,476
Jones Lang LaSalle, Inc.	123,680	10,068,789
Verisk Analytics, Inc., “A” (a)	368,780	16,041,930

		$57,997,898
Chemicals - 0.9%
Celanese Corp.	182,530	$8,682,952

Computer Software - 7.2%
Autodesk, Inc. (a)	240,980	$9,121,093
Check Point Software Technologies Ltd. (a)	247,610	14,400,998
Nuance Communications, Inc. (a)	312,640	8,103,629
Parametric Technology Corp. (a)	491,890	13,133,463
Red Hat, Inc. (a)	278,780	13,788,459
SolarWinds, Inc. (a)	87,850	3,273,291
TIBCO Software, Inc. (a)	309,840	8,976,065

		$70,796,998
Computer Software - Systems - 3.3%
MICROS Systems, Inc. (a)	214,440	$11,135,869
NetApp, Inc. (a)	72,880	3,133,840
NICE Systems Ltd., ADR (a)	89,970	3,076,074
Qlik Technologies, Inc. (a)	170,020	5,146,505
Verifone Systems, Inc. (a)	200,510	9,602,424

		$32,094,712
Construction - 2.5%
NVR, Inc. (a)	7,990	$5,529,080
Owens Corning (a)	55,330	1,751,195
Sherwin-Williams Co.	48,560	5,008,964
Stanley Black & Decker, Inc.	163,355	12,545,664

		$24,834,903
Consumer Services - 1.8%
Anhanguera Educacional Participacoes S.A.	193,100	$2,537,934
HomeAway, Inc. (a)	72,200	1,911,856
Priceline.com, Inc. (a)	11,467	7,190,038
Sotheby’s	159,230	6,264,108

		$17,903,936
Containers - 2.0%
Ball Corp.	295,600	$11,847,648

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - continued
Silgan Holdings, Inc.	177,080	$7,529,442

		$19,377,090
Electrical Equipment - 5.1%
AMETEK, Inc.	386,535	$18,399,066
Mettler-Toledo International, Inc. (a)	45,340	8,173,895
MSC Industrial Direct Co., Inc., “A”	157,400	12,499,134
Sensata Technologies Holding B.V. (a)	294,200	9,532,080
W.W. Grainger, Inc.	8,080	1,678,458

		$50,282,633
Electronics - 3.2%
Altera Corp.	165,190	$6,351,556
ARM Holdings PLC	715,183	6,479,683
Atmel Corp. (a)	400,850	4,052,594
Hittite Microwave Corp. (a)	72,255	4,131,541
Microchip Technology, Inc.	289,310	10,435,412

		$31,450,786
Energy - Independent - 5.5%
Cabot Oil & Gas Corp.	398,680	$13,905,958
Celtic Exploration Ltd. (a)	328,360	6,016,642
Concho Resources, Inc. (a)	78,240	8,359,162
EQT Corp.	93,700	4,967,974
Paramount Resources Ltd. (a)	84,790	3,210,100
Pioneer Natural Resources Co.	68,340	7,492,798
SM Energy Co.	131,210	10,328,851

		$54,281,485
Engineering - Construction - 0.4%
Fluor Corp.	58,137	$3,516,126

Food & Beverages - 2.5%
Green Mountain Coffee Roasters, Inc. (a)	120,560	$7,832,783
Mead Johnson Nutrition Co., “A”	173,860	13,517,615
Want Want China Holdings Ltd.	3,292,000	3,276,635

		$24,627,033
Furniture & Appliances - 0.4%
Tempur-Pedic International, Inc. (a)	50,150	$3,961,850

Gaming & Lodging - 1.5%
Ameristar Casinos, Inc.	198,320	$3,934,669

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - continued
Royal Caribbean Cruises Ltd.	271,338	$7,730,420
Sands China Ltd.	680,000	2,521,768

		$14,186,857
General Merchandise - 1.0%
Dollar General Corp. (a)	230,270	$9,685,156

Internet - 0.5%
LinkedIn Corp., “A” (a)	59,490	$5,167,896

Leisure & Toys - 0.6%
Brunswick Corp.	88,860	$2,124,643
Polaris Industries, Inc.	61,420	4,057,405

		$6,182,048
Machinery & Tools - 5.0%
Cummins, Inc.	48,460	$5,842,822
Flowserve Corp.	89,410	10,601,344
Gardner Denver, Inc.	37,840	2,598,851
Joy Global, Inc.	121,850	10,596,076
Polypore International, Inc. (a)	114,730	4,717,698
United Rentals, Inc. (a)	82,440	3,436,099
WABCO Holdings, Inc. (a)	186,360	11,086,556

		$48,879,446
Major Banks - 0.2%
Morgan Stanley	102,330	$1,897,198

Medical & Health Technology & Services - 4.3%
Cerner Corp. (a)	162,460	$11,994,422
DaVita, Inc. (a)	93,730	8,112,332
Diagnosticos da America S.A.	229,600	2,139,234
IDEXX Laboratories, Inc. (a)	73,910	6,337,783
Patterson Cos., Inc.	255,380	8,151,730
SXC Health Solutions Corp. (a)	78,220	5,537,976

		$42,273,477
Medical Equipment - 6.1%
Cooper Cos., Inc.	101,655	$8,079,539
Covidien PLC	132,460	6,921,035
Edwards Lifesciences Corp. (a)	75,400	5,514,002
Endologix, Inc. (a)	185,300	2,451,519
Intuitive Surgical, Inc. (a)	14,840	7,592,441

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
NxStage Medical, Inc. (a)	82,890	$1,657,800
Pall Corp.	168,080	10,664,676
Sirona Dental Systems, Inc. (a)	95,380	4,759,462
Thermo Fisher Scientific, Inc. (a)	221,240	12,526,609

		$60,167,083
Network & Telecom - 2.9%
Acme Packet, Inc. (a)	246,840	$7,523,683
F5 Networks, Inc. (a)	83,800	10,471,648
Fortinet, Inc. (a)	370,870	10,032,034

		$28,027,365
Oil Services - 4.2%
Cameron International Corp. (a)	229,704	$12,796,810
Core Laboratories N.V.	17,030	2,071,870
Dresser-Rand Group, Inc. (a)	292,910	15,383,633
FMC Technologies, Inc. (a)	206,750	10,426,403

		$40,678,716
Other Banks & Diversified Financials - 1.8%
MasterCard, Inc., “A”	43,060	$18,085,200

Pharmaceuticals - 0.6%
Perrigo Co.	60,380	$6,222,763

Pollution Control - 0.8%
Stericycle, Inc. (a)	33,490	$2,905,927
Waste Connections, Inc.	151,485	4,926,292

		$7,832,219
Railroad & Shipping - 0.9%
Kansas City Southern Co. (a)	128,680	$8,953,554

Restaurants - 1.1%
Starbucks Corp.	220,690	$10,716,706

Specialty Chemicals - 2.3%
Airgas, Inc.	123,980	$10,207,273
Albemarle Corp.	74,460	4,953,079
Rockwood Holdings, Inc. (a)	146,780	7,816,035

		$22,976,387

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 7.6%
American Eagle Outfitters, Inc.	174,040	$2,530,542
Francesca’s Holdings Corp. (a)	230,810	5,297,090
O’Reilly Automotive, Inc. (a)	51,420	4,447,830
PetSmart, Inc.	215,200	11,995,248
Ross Stores, Inc.	334,240	17,825,019
rue21, Inc. (a)	84,000	2,241,120
Tiffany & Co.	124,100	8,067,741
Tractor Supply Co.	124,620	10,651,271
Urban Outfitters, Inc. (a)	402,880	11,437,763

		$74,493,624
Telecommunications - Wireless - 1.9%
American Tower Corp., REIT	298,230	$18,663,233

Trucking - 0.9%
Expeditors International of Washington, Inc.	199,490	$8,703,749

Utilities - Electric Power - 0.5%
CMS Energy Corp.	221,730	$4,747,239
Total Common Stocks (Identified Cost, $801,059,772)		$960,352,159

Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	20,008,589	$20,008,589
Total Investments (Identified Cost, $821,068,361)		$980,360,748

Other Assets, Less Liabilities - 0.0%		374,450
Net Assets - 100.0%		$980,735,198

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $801,059,772)	$960,352,159
Underlying affiliated funds, at cost and value	20,008,589
Total investments, at value (identified cost, $821,068,361)	$980,360,748
Receivables for
Investments sold	572,089
Fund shares sold	1,088,024
Interest and dividends	432,529
Other assets	8,193
Total assets	$982,461,583
Liabilities
Payables for
Investments purchased	$626,122
Fund shares reacquired	584,625
Payable to affiliates
Investment adviser	41,310
Shareholder servicing costs	366,629
Distribution and service fees	5,962
Program manager fees	5
Payable for independent Trustees’ compensation	35,380
Accrued expenses and other liabilities	66,352
Total liabilities	$1,726,385
Net assets	$980,735,198
Net assets consist of
Paid-in capital	$1,122,248,460
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	159,294,693
Accumulated net realized gain (loss) on investments and foreign currency transactions	(298,201,067)
Accumulated net investment loss	(2,606,888)
Net assets	$980,735,198
Shares of beneficial interest outstanding	101,063,131

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$202,279,620	21,157,301	$9.56
Class B	22,482,308	2,596,940	8.66
Class C	29,733,567	3,513,264	8.46
Class I	715,924,258	72,666,967	9.85
Class R1	1,906,640	220,956	8.63
Class R2	4,702,308	506,965	9.28
Class R3	1,566,608	164,656	9.51
Class R4	254,692	26,322	9.68
Class 529A	1,212,181	129,671	9.35
Class 529B	268,353	31,486	8.52
Class 529C	404,663	48,603	8.33

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $10.14 [100 / 94.25 x $9.56] and $9.92 [100 / 94.25 x $9.35], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$2,398,015
Interest	81,429
Dividends from underlying affiliated funds	9,039
Foreign taxes withheld	(2,418)
Total investment income	$2,486,065
Expenses
Management fee	$3,338,893
Distribution and service fees	516,586
Program manager fees	818
Shareholder servicing costs	913,145
Administrative services fee	72,442
Independent Trustees’ compensation	9,420
Custodian fee	66,980
Shareholder communications	25,857
Audit and tax fees	23,299
Legal fees	7,098
Miscellaneous	79,774
Total expenses	$5,054,312
Reduction of expenses by investment adviser and distributor	(1,544)
Net expenses	$5,052,768
Net investment loss	$(2,566,703)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$29,715,626
Foreign currency transactions	147,664
Net realized gain (loss) on investments and foreign currency transactions	$29,863,290
Change in unrealized appreciation (depreciation)
Investments	$60,314,216
Translation of assets and liabilities in foreign currencies	974
Net unrealized gain (loss) on investments and foreign currency translation	$60,315,190
Net realized and unrealized gain (loss) on investments and foreign currency	$90,178,480
Change in net assets from operations	$87,611,777

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/12 (unaudited)	Year ended 8/31/11
From operations
Net investment loss	$(2,566,703)	$(3,646,147)
Net realized gain (loss) on investments and foreign currency transactions	29,863,290	127,578,052
Net unrealized gain (loss) on investments and foreign currency translation	60,315,190	39,213,756
Change in net assets from operations	$87,611,777	$163,145,661
Change in net assets from fund share transactions	$19,028,216	$(7,931,913)
Total change in net assets	$106,639,993	$155,213,748
Net assets
At beginning of period	874,095,205	718,881,457
At end of period (including accumulated net investment loss of $2,606,888 and $40,185, respectively)	$980,735,198	$874,095,205

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$8.73		$7.12	$6.31	$9.21	$10.20	$8.59
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.05)	$(0.04)	$(0.02)	$(0.04)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.86		1.66	0.85	(2.88)	(0.95)	1.61
Total from investment operations	$0.83		$1.61	$0.81	$(2.90)	$(0.99)	$1.61
Net asset value, end of period (x)	$9.56		$8.73	$7.12	$6.31	$9.21	$10.20
Total return (%) (r)(s)(t)(x)	9.51	(n)	22.61	12.84	(31.49)	(9.71)	18.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.28	1.34	1.42	1.31	1.24
Expenses after expense reductions (f)	1.27	(a)	1.28	1.34	1.42	1.31	1.24
Net investment income (loss)	(0.71	)(a)	(0.52)	(0.60)	(0.38)	(0.39)	0.00	(w)
Portfolio turnover	39		86	78	141	86	91
Net assets at end of period (000 omitted)	$202,280		$196,911	$167,816	$155,565	$295,672	$386,013

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.94		$6.52	$5.82	$8.56	$9.56	$8.10
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.10)	$(0.09)	$(0.06)	$(0.11)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	0.78		1.52	0.79	(2.68)	(0.89)	1.53
Total from investment operations	$0.72		$1.42	$0.70	$(2.74)	$(1.00)	$1.46
Net asset value, end of period (x)	$8.66		$7.94	$6.52	$5.82	$8.56	$9.56
Total return (%) (r)(s)(t)(x)	9.07	(n)	21.78	12.03	(32.01)	(10.46)	18.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.03	2.09	2.18	2.06	1.99
Expenses after expense reductions (f)	2.02	(a)	2.03	2.09	2.18	2.06	1.99
Net investment loss	(1.46	)(a)	(1.24)	(1.37)	(1.11)	(1.14)	(0.75)
Portfolio turnover	39		86	78	141	86	91
Net assets at end of period (000 omitted)	$22,482		$24,759	$29,392	$46,214	$124,124	$213,884

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.76		$6.38	$5.69	$8.36	$9.34	$7.92
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.10)	$(0.09)	$(0.06)	$(0.10)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		1.48	0.78	(2.61)	(0.88)	1.49
Total from investment operations	$0.70		$1.38	$0.69	$(2.67)	$(0.98)	$1.42
Net asset value, end of period (x)	$8.46		$7.76	$6.38	$5.69	$8.36	$9.34
Total return (%) (r)(s)(t)(x)	9.02	(n)	21.63	12.13	(31.94)	(10.49)	17.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.03	2.09	2.17	2.06	1.99
Expenses after expense reductions (f)	2.02	(a)	2.03	2.09	2.17	2.06	1.99
Net investment loss	(1.46	)(a)	(1.26)	(1.35)	(1.12)	(1.14)	(0.76)
Portfolio turnover	39		86	78	141	86	91
Net assets at end of period (000 omitted)	$29,734		$29,123	$26,724	$26,786	$47,725	$66,281

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$8.99		$7.31	$6.46	$9.40	$10.40	$8.73
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.02)	$(0.03)	$(0.01)	$(0.01)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		1.70	0.88	(2.93)	(0.99)	1.65
Total from investment operations	$0.86		$1.68	$0.85	$(2.94)	$(1.00)	$1.67
Net asset value, end of period (x)	$9.85		$8.99	$7.31	$6.46	$9.40	$10.40
Total return (%) (r)(s)(x)	9.57	(n)	22.98	13.16	(31.28)	(9.62)	19.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03	1.09	1.17	1.06	0.99
Expenses after expense reductions (f)	1.02	(a)	1.03	1.09	1.17	1.06	0.99
Net investment income (loss)	(0.46	)(a)	(0.27)	(0.35)	(0.13)	(0.13)	0.19
Portfolio turnover	39		86	78	141	86	91
Net assets at end of period (000 omitted)	$715,924		$613,721	$486,162	$458,652	$546,398	$602,429

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.91		$6.50	$5.80	$8.53	$9.53	$8.09
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.10)	$(0.09)	$(0.06)	$(0.11)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	0.78		1.51	0.79	(2.67)	(0.89)	1.52
Total from investment operations	$0.72		$1.41	$0.70	$(2.73)	$(1.00)	$1.44
Net asset value, end of period (x)	$8.63		$7.91	$6.50	$5.80	$8.53	$9.53
Total return (%) (r)(s)(x)	9.10	(n)	21.69	12.07	(32.00)	(10.49)	17.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.03	2.09	2.17	2.11	2.13
Expenses after expense reductions (f)	2.02	(a)	2.03	2.09	2.17	2.11	2.08
Net investment loss	(1.46	)(a)	(1.26)	(1.35)	(1.13)	(1.17)	(0.94)
Portfolio turnover	39		86	78	141	86	91
Net assets at end of period (000 omitted)	$1,907		$1,861	$1,811	$1,844	$2,632	$1,366

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$8.48		$6.94	$6.16	$9.01	$10.02	$8.46
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.07)	$(0.06)	$(0.03)	$(0.06)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.84		1.61	0.84	(2.82)	(0.95)	1.61
Total from investment operations	$0.80		$1.54	$0.78	$(2.85)	$(1.01)	$1.56
Net asset value, end of period (x)	$9.28		$8.48	$6.94	$6.16	$9.01	$10.02
Total return (%) (r)(s)(x)	9.43	(n)	22.19	12.66	(31.63)	(10.08)	18.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.53	1.59	1.67	1.60	1.69
Expenses after expense reductions (f)	1.52	(a)	1.53	1.59	1.67	1.60	1.63
Net investment loss	(0.96	)(a)	(0.76)	(0.85)	(0.61)	(0.65)	(0.47)
Portfolio turnover	39		86	78	141	86	91
Net assets at end of period (000 omitted)	$4,702		$4,614	$4,143	$4,233	$7,216	$3,594

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$8.69		$7.09	$6.28	$9.17	$10.17	$8.57
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.04)	$(0.04)	$(0.02)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.85		1.64	0.85	(2.87)	(0.96)	1.62
Total from investment operations	$0.82		$1.60	$0.81	$(2.89)	$(1.00)	$1.60
Net asset value, end of period (x)	$9.51		$8.69	$7.09	$6.28	$9.17	$10.17
Total return (%) (r)(s)(x)	9.44	(n)	22.57	12.90	(31.52)	(9.83)	18.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.28	1.34	1.43	1.36	1.39
Expenses after expense reductions (f)	1.27	(a)	1.28	1.34	1.42	1.36	1.39
Net investment loss	(0.71	)(a)	(0.49)	(0.61)	(0.39)	(0.44)	(0.16)
Portfolio turnover	39		86	78	141	86	91
Net assets at end of period (000 omitted)	$1,567		$1,364	$1,478	$1,544	$2,732	$1,929

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$8.82		$7.18	$6.34	$9.24	$10.24	$8.60
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.02)	$(0.03)	$(0.01)	$(0.02)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		1.66	0.87	(2.89)	(0.98)	1.62
Total from investment operations	$0.86		$1.64	$0.84	$(2.90)	$(1.00)	$1.64
Net asset value, end of period (x)	$9.68		$8.82	$7.18	$6.34	$9.24	$10.24
Total return (%) (r)(s)(x)	9.75	(n)	22.84	13.25	(31.39)	(9.77)	19.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03	1.09	1.12	1.10	1.09
Expenses after expense reductions (f)	1.02	(a)	1.03	1.09	1.11	1.10	1.09
Net investment income (loss)	(0.46	)(a)	(0.27)	(0.35)	(0.07)	(0.19)	0.16
Portfolio turnover	39		86	78	141	86	91
Net assets at end of period (000 omitted)	$255		$199	$159	$136	$14,351	$30,102

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$8.54		$6.97	$6.18	$9.04	$10.05	$8.49
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.05)	$(0.05)	$(0.03)	$(0.06)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.84		1.62	0.84	(2.83)	(0.95)	1.60
Total from investment operations	$0.81		$1.57	$0.79	$(2.86)	$(1.01)	$1.56
Net asset value, end of period (x)	$9.35		$8.54	$6.97	$6.18	$9.04	$10.05
Total return (%) (r)(s)(t)(x)	9.48	(n)	22.53	12.78	(31.64)	(10.05)	18.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.38	1.44	1.57	1.60	1.59
Expenses after expense reductions (f)	1.32	(a)	1.37	1.44	1.56	1.60	1.59
Net investment loss	(0.76	)(a)	(0.62)	(0.69)	(0.52)	(0.67)	(0.40)
Portfolio turnover	39		86	78	141	86	91
Net assets at end of period (000 omitted)	$1,212		$949	$685	$507	$665	$771

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.81		$6.42	$5.73	$8.45	$9.45	$8.03
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.11)	$(0.09)	$(0.07)	$(0.12)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.77		1.50	0.78	(2.65)	(0.88)	1.51
Total from investment operations	$0.71		$1.39	$0.69	$(2.72)	$(1.00)	$1.42
Net asset value, end of period (x)	$8.52		$7.81	$6.42	$5.73	$8.45	$9.45
Total return (%) (r)(s)(t)(x)	9.09	(n)	21.65	12.04	(32.19)	(10.58)	17.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.13	2.19	2.25	2.25	2.23
Expenses after expense reductions (f)	2.07	(a)	2.12	2.19	2.25	2.25	2.23
Net investment loss	(1.51	)(a)	(1.34)	(1.44)	(1.27)	(1.32)	(1.03)
Portfolio turnover	39		86	78	141	86	91
Net assets at end of period (000 omitted)	$268		$264	$271	$219	$170	$199

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.63		$6.28	$5.61	$8.26	$9.24	$7.85
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.11)	$(0.09)	$(0.06)	$(0.12)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		1.46	0.76	(2.59)	(0.86)	1.47
Total from investment operations	$0.70		$1.35	$0.67	$(2.65)	$(0.98)	$1.39
Net asset value, end of period (x)	$8.33		$7.63	$6.28	$5.61	$8.26	$9.24
Total return (%) (r)(s)(t)(x)	9.17	(n)	21.50	11.94	(32.08)	(10.61)	17.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.13	2.19	2.27	2.25	2.24
Expenses after expense reductions (f)	2.07	(a)	2.12	2.19	2.27	2.25	2.24
Net investment loss	(1.51	)(a)	(1.37)	(1.45)	(1.24)	(1.32)	(0.94)
Portfolio turnover	39		86	78	141	86	91
Net assets at end of period (000 omitted)	$405		$330	$239	$205	$281	$257

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and ratio was less than 0.01%, as applicable.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Fund (the fund) is a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be

Notes to Financial Statements (unaudited) – continued

valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$906,449,057	$—	$—	$906,449,057
Israel	17,477,072	—	—	17,477,072
United Kingdom	10,484,484	—	—	10,484,484
Canada	9,226,742	—	—	9,226,742
Hong Kong	—	6,935,081	—	6,935,081
China	5,102,555	—	—	5,102,555
Brazil	4,677,168	—	—	4,677,168
Mutual Funds	20,008,589	—	—	20,008,589
Total Investments	$973,425,667	$6,935,081	$—	$980,360,748

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as

Notes to Financial Statements (unaudited) – continued

foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended February 29, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and the expiration of capital loss carryforwards.

The fund declared no distributions for the current period or for the year ended August 31, 2011.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/12
Cost of investments	$821,183,589
Gross appreciation	172,744,346
Gross depreciation	(13,567,187)
Net unrealized appreciation (depreciation)	$159,177,159

As of 8/31/11
Capital loss carryforwards	(327,950,134)
Other temporary differences	(37,848)
Net unrealized appreciation (depreciation)	98,862,943

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
8/31/17	$(87,885,883)
8/31/18	(240,064,251)
Total	$(327,950,134)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Average daily net assets in excess of $3 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2012. For the six months ended February 29, 2012, the fund’s average daily net assets did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

The management fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,031 and $881 for the six months ended

Notes to Financial Statements (unaudited) – continued

February 29, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$238,711
Class B	0.75%	0.25%	1.00%	1.00%	113,007
Class C	0.75%	0.25%	1.00%	1.00%	138,933
Class R1	0.75%	0.25%	1.00%	1.00%	8,849
Class R2	0.25%	0.25%	0.50%	0.50%	11,016
Class R3	—	0.25%	0.25%	0.25%	1,765
Class 529A	—	0.25%	0.25%	0.25%	1,291
Class 529B	0.75%	0.25%	1.00%	1.00%	1,286
Class 529C	0.75%	0.25%	1.00%	1.00%	1,728
Total Distribution and Service Fees					$516,586

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2012, were as follows:

Amount
Class A	$227
Class B	17,273
Class C	1,546
Class 529B	—
Class 529C	—

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive 0.05% of this annual fee for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until December 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended February 29, 2012, this waiver amounted to $408 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 29, 2012, were as follows:

	Fee	Waiver
Class 529A	$516	$257
Class 529B	129	64
Class 529C	173	87
Total Program Manager Fees and Waivers	$818	$408

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2012, the fee was $229,861, which equated to 0.0517% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $282,083.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized

Notes to Financial Statements (unaudited) – continued

or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 29, 2012, these costs for the fund amounted to $401,201 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $224 and the Retirement Deferral plan resulted in a net decrease in expense of $809. Both amounts are included in independent Trustees’ compensation for the six months ended February 29, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $35,359 at February 29, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for

Notes to Financial Statements (unaudited) – continued

the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 29, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,784 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,136, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $365,868,073 and $341,165,158, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,150,095	$10,134,250	5,005,133	$45,400,449
Class B	114,740	918,307	363,011	2,991,748
Class C	165,386	1,318,459	513,974	4,173,987
Class I	5,921,733	51,611,396	7,796,869	72,730,584
Class R1	12,325	99,064	37,218	301,726
Class R2	28,059	239,778	117,941	1,037,362
Class R3	19,995	173,808	28,598	255,488
Class R4	3,910	34,921	800	7,337
Class 529A	22,744	194,028	27,640	242,126
Class 529B	553	4,465	711	5,733
Class 529C	8,416	65,053	11,260	90,207
	7,447,956	$64,793,529	13,903,155	$127,236,747

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,546,239)	$(22,352,746)	(6,014,518)	$(54,199,196)
Class B	(637,884)	(5,091,126)	(1,749,770)	(14,297,502)
Class C	(406,302)	(3,152,982)	(951,525)	(7,579,728)
Class I	(1,553,921)	(14,215,797)	(5,990,919)	(55,940,544)
Class R1	(26,626)	(208,828)	(80,607)	(661,166)
Class R2	(65,148)	(554,003)	(171,253)	(1,513,711)
Class R3	(12,374)	(107,041)	(80,138)	(716,981)
Class R4	(89)	(766)	(433)	(4,176)
Class 529A	(4,139)	(35,867)	(14,843)	(132,039)
Class 529B	(2,878)	(22,395)	(9,171)	(74,016)
Class 529C	(3,091)	(23,762)	(6,033)	(49,601)
	(5,258,691)	$(45,765,313)	(15,069,210)	$(135,168,660)
Net change
Class A	(1,396,144)	$(12,218,496)	(1,009,385)	$(8,798,747)
Class B	(523,144)	(4,172,819)	(1,386,759)	(11,305,754)
Class C	(240,916)	(1,834,523)	(437,551)	(3,405,741)
Class I	4,367,812	37,395,599	1,805,950	16,790,040
Class R1	(14,301)	(109,764)	(43,389)	(359,440)
Class R2	(37,089)	(314,225)	(53,312)	(476,349)
Class R3	7,621	66,767	(51,540)	(461,493)
Class R4	3,821	34,155	367	3,161
Class 529A	18,605	158,161	12,797	110,087
Class 529B	(2,325)	(17,930)	(8,460)	(68,283)
Class 529C	5,325	41,291	5,227	40,606
	2,189,265	$19,028,216	(1,166,055)	$(7,931,913)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Conservative Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Growth Allocation Fund were the owners of record of approximately 1%, 7%, 12%, 23%, and 27%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided

Notes to Financial Statements (unaudited) – continued

by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2012, the fund’s commitment fee and interest expense were $3,262 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,137,457	113,569,667	(121,698,535)	20,008,589

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,039	$20,008,589

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Money Market Fund

MFS® Government

Money Market Fund

SEMIANNUAL REPORT

February 29, 2012

MCM-SEM

MFS® MONEY MARKET FUND

MFS® GOVERNMENT

MONEY MARKET FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS MONEY MARKET FUND

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	23.6%
A-1	76.8%
Not Rated	0.0%
Cash & Other	(0.4)%

Maturity breakdown (u)
0 - 7 days	23.9%
8 - 29 days	30.6%
30 - 59 days	28.6%
60 - 89 days	11.4%
90 - 365 days	5.9%
Other Assets Less Liabilities	(0.4)%

MFS GOVERNMENT MONEY MARKET FUND

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	15.1%
A-1	85.0%
Not Rated	0.0%
Cash & Other	(0.1)%

Maturity breakdown (u)
0 - 7 days	28.7%
8 - 29 days	21.1%
30 - 59 days	20.3%
60 - 89 days	16.6%
90 - 365 days	13.4%
Other Assets Less Liabilities	(0.1)%

2

Portfolio Composition – continued

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Cash & Other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/29/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLES

Fund expenses borne by the shareholders during the period,

September 1, 2011 through February 29, 2012

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011 through February 29, 2012.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the following tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Tables – continued

MFS Money Market Fund	Annualized Expense Ratio	Beginning Account Value 9/01/11	Ending Account Value 2/29/12	Expenses Paid During Period (p) 9/01/11-2/29/12
Actual	0.11%	$1,000.00	$1,000.00	$0.55
Hypothetical (h)	0.11%	$1,000.00	$1,024.32	$0.55

MFS Government Money Market Fund	Annualized Expense Ratio	Beginning Account Value 9/01/11	Ending Account Value 2/29/12	Expenses Paid During Period (p) 9/01/11-2/29/12
Actual	0.08%	$1,000.00	$1,000.00	$0.40
Hypothetical (h)	0.08%	$1,000.00	$1,024.47	$0.40

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Tables

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

5

PORTFOLIOS OF INVESTMENTS

2/29/12 (unaudited)

These Portfolios of Investments are a complete list of all securities owned by your fund. They are categorized by broad-based asset classes.

MFS MONEY MARKET FUND

Certificates of Deposit - 7.5%
Issuer	Shares/Par	Value ($)

Major Banks - 5.2%
Bank of Montreal/Chicago Branch, 0.12%, due 3/06/12	$9,120,000	$9,120,000
Chase Bank USA N.A., 0.1%, due 4/23/12	13,382,000	13,382,000

		$22,502,000
Other Banks & Diversified Financials - 2.3%
Bank of Nova Scotia/Houston Branch, 0.18%, due 4/17/12	$10,200,000	$10,200,000
Total Certificates of Deposit, at Cost and Value		$32,702,000

Commercial Paper (y) - 55.8%
Automotive - 3.6%
American Honda Finance Corp., 0.16%, due 4/19/12	$2,020,000	$2,019,559
Toyota Motor Credit Corp., 0.32%, due 3/09/12	13,683,000	13,682,027

		$15,701,586
Conglomerates - 2.1%
Siemens Capital Corp., 0.14%, due 3/06/12 (t)	$9,148,000	$9,147,822

Consumer Products - 9.1%
Colgate-Palmolive Co., 0.07%, due 3/09/12 (t)	$13,129,000	$13,128,796
Kimberly Clark Worldwide, Inc., 0.09%, due 3/19/12 (t)	13,129,000	13,128,409
Procter & Gamble Co., 0.07%, due 4/23/12 (t)	13,120,000	13,118,648
Procter & Gamble Co., 0.14%, due 5/07/12 (t)	274,000	273,929

		$39,649,782
Electrical Equipment - 1.8%
General Electric Co., 0.11%, due 3/23/12	$7,671,000	$7,670,484

Electronics - 2.3%
Emerson Electric Co., 0.1%, due 3/12/12 (t)	$2,412,000	$2,411,926
Emerson Electric Co., 0.1%, due 4/11/12 (t)	452,000	451,949
Emerson Electric Co., 0.12%, due 4/30/12 (t)	7,025,000	7,023,595

		$9,887,470
Food & Beverages - 8.0%
Coca-Cola Co., 0.07%, due 3/23/12 (t)	$11,968,000	$11,967,488
Coca-Cola Co., 0.16%, due 4/12/12 (t)	1,017,000	1,016,810

6

Portfolios of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Food & Beverages - continued
Coca-Cola Co., 0.2%, due 4/11/12 (t)	$480,000	$479,891
Nestle Capital Corp., 0.13%, due 5/29/12 (t)	13,624,000	13,619,621
Pepsico, Inc., 0.09%, due 4/23/12 (t)	7,527,000	7,526,003

		$34,609,813
Machinery & Tools - 1.4%
Deere & Co., 0.08%, due 4/23/12 (t)	$6,000,000	$5,999,293

Major Banks - 12.7%
ANZ National (International) Ltd., 0.29%, due 5/24/12 (t)	$7,471,000	$7,465,945
HSBC USA, Inc., 0.07%, due 3/02/12	13,112,000	13,111,975
Royal Bank of Canada, 0.1%, due 3/13/12	5,322,000	5,321,823
Royal Bank of Canada, 0.13%, due 5/03/12	2,944,000	2,943,330
Toronto Dominion Holdings (USA), Inc., 0.16%, due 4/09/12 (t)	13,653,000	13,650,633
Westpac Banking Corp., 0.125%, due 3/21/12 (t)	4,049,000	4,048,719
Westpac Banking Corp., 0.15%, due 3/28/12 (t)	8,839,000	8,838,006

		$55,380,431
Other Banks & Diversified Financials - 0.7%
Bank of Nova Scotia, 0.175%, due 4/10/12	$3,180,000	$3,179,382

Pharmaceuticals - 12.1%
Abbott Laboratories, 0.1%, due 4/10/12 (t)	$13,130,000	$13,128,541
Johnson & Johnson, 0.08%, due 3/22/12 (t)	8,540,000	8,539,601
Merck & Co., Inc., 0.1%, due 3/12/12 (t)	10,884,000	10,883,667
Novartis Finance Corp., 0.06%, due 3/02/12 (t)	10,873,000	10,872,982
Sanofi, 0.06%, due 3/09/12 (t)	8,926,000	8,925,881

		$52,350,672
Tobacco - 2.0%
Philip Morris International, Inc., 0.09%, due 4/19/12 (t)	$8,753,000	$8,751,928
Total Commercial Paper, at Amortized Cost and Value		$242,328,663

U.S. Government Agencies and Equivalents (y) - 22.9%
Fannie Mae, 0.07%, due 4/02/12	$13,000,000	$12,999,191
Fannie Mae, 0.03%, due 4/11/12	13,520,000	13,519,538
Fannie Mae, 0.08%, due 5/01/12	3,478,000	3,477,529
Fannie Mae, 0.085%, due 5/01/12	2,000,000	1,999,712
Fannie Mae, 0.12%, due 7/02/12	6,000,000	5,997,540
Federal Home Loan Bank, 0.06%, due 3/21/12	13,095,000	13,094,564
Federal Home Loan Bank, 0.09%, due 4/25/12	4,650,000	4,649,361
Federal Home Loan Bank, 0.12%, due 5/04/12	7,283,000	7,281,446

7

Portfolios of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - continued
Federal Home Loan Bank, 0.09%, due 5/17/12	$4,000,000	$3,999,230
Federal Home Loan Bank, 0.09%, due 5/23/12	250,000	249,948
Federal Home Loan Bank, 0.11%, due 8/14/12	3,400,000	3,398,275
Freddie Mac, 0.02%, due 3/26/12	11,436,000	11,435,841
Freddie Mac, 0.085%, due 5/29/12	1,380,000	1,379,710
Freddie Mac, 0.1%, due 7/10/12	2,500,000	2,499,090
Freddie Mac, 0.1%, due 8/15/12	13,625,000	13,618,680
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$99,599,655

Floating Rate Demand Notes - 3.9%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.07%, 3/01/12	8,700,000	$8,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.07%, 3/01/12	8,400,000	8,400,000
Total Floating Rate Demand Notes, at Cost and Value		$17,100,000

Repurchase Agreements - 10.3%
Goldman Sachs, 0.18%, dated 2/29/12, due 3/01/12, total to be received $43,641,218 (secured by U.S. Treasury and Federal Agency obligations valued at $44,514,058 in a jointly traded account)	$43,641,000	$43,641,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 2/29/12, due 3/01/12, total to be received $1,006,004 (secured by U.S. Treasury and Federal Agency obligations valued at $1,026,123 in a jointly traded account)	1,006,000	1,006,000
Total Repurchase Agreements, at Cost and Value		$44,647,000
Total Investments, at Amortized Cost and Value		$436,377,318

Other Assets, Less Liabilities - (0.4)%		(1,654,012)
Net Assets - 100.0%		$434,723,306

8

Portfolios of Investments (unaudited) – continued

MFS GOVERNMENT MONEY MARKET FUND

U.S. Government Agencies and Equivalents (y) - 74.0%
Issuer	Shares/Par	Value ($)

Fannie Mae, 0.04%, due 4/02/12	$400,000	$399,985
Fannie Mae, 0.07%, due 4/02/12	450,000	449,972
Fannie Mae, 0.03%, due 4/11/12	250,000	249,991
Fannie Mae, 0.065%, due 4/25/12	245,000	244,976
Fannie Mae, 0.07%, due 5/14/12	460,000	459,934
Fannie Mae, 0.12%, due 7/02/12	470,000	469,807
Federal Farm Credit Bank, 0.065%, due 3/30/12	425,000	424,978
Federal Farm Credit Bank, 0.11%, due 8/15/12	100,000	99,949
Federal Home Loan Bank, 0.06%, due 3/21/12	450,000	449,985
Federal Home Loan Bank, 0.05%, due 4/25/12	465,000	464,964
Federal Home Loan Bank, 0.078%, due 4/27/12	149,000	148,982
Federal Home Loan Bank, 0.12%, due 5/04/12	450,000	449,904
Federal Home Loan Bank, 0.11%, due 5/14/12	450,000	449,898
Federal Home Loan Bank, 0.11%, due 5/16/12	100,000	99,977
Federal Home Loan Bank, 0.13%, due 8/01/12	450,000	449,751
Freddie Mac, 0.095%, due 3/05/12	400,000	399,996
Freddie Mac, 0.04%, due 3/19/12	462,000	461,991
Freddie Mac, 0.06%, due 3/19/12	185,000	184,994
Freddie Mac, 0.02%, due 3/26/12	550,000	549,992
Freddie Mac, 0.1%, due 3/26/12	900,000	899,938
Freddie Mac, 0.08%, due 3/27/12	209,000	208,988
Freddie Mac, 0.09%, due 4/09/12	200,000	199,981
Freddie Mac, 0.09%, due 4/16/12	500,000	499,943
Freddie Mac, 0.07%, due 4/19/12	400,000	399,962
Freddie Mac, 0.09%, due 5/07/12	150,000	149,975
Freddie Mac, 0.06%, due 5/14/12	470,000	469,942
Freddie Mac, 0.085%, due 5/21/12	420,000	419,920
Freddie Mac, 0.14%, due 5/30/12	300,000	299,895
Freddie Mac, 0.11%, due 8/07/12	475,000	474,769
Freddie Mac, 0.1%, due 8/15/12	235,000	234,891
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$11,168,230

Repurchase Agreements - 26.1%
Goldman Sachs, 0.18%, dated 2/29/12, due 3/1/12, total to be received $3,019,015 (secured by U.S. Treasury and Federal Agency obligations valued at $3,079,396 in a jointly traded account)	$3,019,000	$3,019,000

9

Portfolios of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Repurchase Agreements - continued
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 2/29/12, due 3/01/12, total to be received $922,004 (secured by U.S. Treasury and Federal Agency obligations valued at $940,443 in a jointly traded account)	$922,000	$922,000
Total Repurchase Agreements, at Cost and Value		$3,941,000
Total Investments, at Amortized Cost and Value		$15,109,230

Other Assets, Less Liabilities - (0.1)%		(9,263)
Net Assets - 100.0%		$15,099,967

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 2/29/12 (unaudited)

These statements represent your fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

MFS MONEY MARKET FUND

Assets
Investments, at amortized cost and value	$391,730,318
Repurchase agreements, at cost and value	44,647,000
Total investments, at amortized cost and value	$436,377,318
Cash	899
Receivables for
Fund shares sold	194,679
Interest	6,528
Receivable from investment adviser and distributor	105,668
Other assets	4,228
Total assets	$436,689,320
Liabilities
Payable for fund shares reacquired	$1,793,071
Payable to affiliates for shareholder servicing costs	134,390
Payable for independent Trustees’ compensation	17,814
Accrued expenses and other liabilities	20,739
Total liabilities	$1,966,014
Net assets	$434,723,306
Net assets consist of
Paid-in capital	$435,290,857
Accumulated net realized gain (loss) on investments	(547,172)
Accumulated distributions in excess of net investment income	(20,379)
Net assets	$434,723,306
Shares of beneficial interest outstanding	435,305,515
Net asset value per share (net assets of $434,723,306 / 435,305,515 shares of beneficial interest outstanding)	$1.00

A contingent deferred sales charge may be imposed on redemptions.

See Notes to Financial Statements

11

Statements of Assets and Liabilities (unaudited) – continued

MFS GOVERNMENT MONEY MARKET FUND

Assets
Investments, at amortized cost and value	$11,168,230
Repurchase agreements, at cost and value	3,941,000
Total investments, at amortized cost and value	$15,109,230
Cash	857
Receivables for
Interest	19
Receivable from investment adviser and distributor	17,073
Other assets	297
Total assets	$15,127,476
Liabilities
Payable for fund shares reacquired	$1,122
Payable to affiliates for shareholder servicing costs	9,766
Payable for independent Trustees’ compensation	2,924
Accrued expenses and other liabilities	13,697
Total liabilities	$27,509
Net assets	$15,099,967
Net assets consist of
Paid-in capital	$15,103,273
Accumulated distributions in excess of net investment income	(3,306)
Net assets	$15,099,967
Shares of beneficial interest outstanding	15,104,965
Net asset value per share (net assets of $15,099,967 / 15,104,965 shares of beneficial interest outstanding)	$1.00

A contingent deferred sales charge may be imposed on redemptions.

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 2/29/12 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by each fund’s operations.

MFS MONEY MARKET FUND

Net investment income
Interest income	$238,730
Expenses
Management fee	$897,460
Shareholder servicing costs	422,658
Administrative services fee	38,905
Independent Trustees’ compensation	6,730
Custodian fee	16,791
Shareholder communications	10,546
Audit and tax fees	16,120
Legal fees	3,709
Miscellaneous	36,044
Total expenses	$1,448,963
Fees paid indirectly	(9,829)
Reduction of expenses by investment adviser	(1,200,404)
Net expenses	$238,730
Net investment income	$0
Change in net assets from operations	$0

See Notes to Financial Statements

13

Statements of Operations (unaudited) – continued

MFS GOVERNMENT MONEY MARKET FUND

Net investment income
Interest income	$4,999
Expenses
Management fee	$31,319
Shareholder servicing costs	14,450
Administrative services fee	8,719
Independent Trustees’ compensation	934
Custodian fee	3,312
Shareholder communications	3,147
Audit and tax fees	13,587
Legal fees	169
Registration fees	9,390
Miscellaneous	3,838
Total expenses	$88,865
Fees paid indirectly	(1,520)
Reduction of expenses by investment adviser	(82,346)
Net expenses	$4,999
Net investment income	$0
Change in net assets from operations	$0

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

MFS MONEY MARKET FUND

	Six months ended 2/29/12 (unaudited)	Year ended 8/31/11
Change in net assets
From operations
From net investment income	$0	$0
Net realized gain (loss) on investments	—	(73)
Change in net assets from operations	$0	$(73)
Fund share (principal) transactions at net asset value of $1 per share
Net proceeds from sale of shares	$92,450,943	$268,385,649
Cost of shares reacquired	(122,576,631)	(312,102,735)
Change in net assets from fund share transactions	$(30,125,688)	$(43,717,086)
Total change in net assets	$(30,125,688)	$(43,717,159)
Net assets
At beginning of period	464,848,994	508,566,153
At end of period (including accumulated distributions in excess of net investment income of $20,379 for each of the two periods presented)	$434,723,306	$464,848,994

See Notes to Financial Statements

15

Statements of Changes in Net Assets – continued

MFS GOVERNMENT MONEY MARKET FUND

	Six months ended 2/29/12 (unaudited)	Year ended 8/31/11
Change in net assets
From operations
From net investment income	$0	$0
Change in net assets from operations	$0	$0
Fund share (principal) transactions at net asset value of $1 per share
Net proceeds from sale of shares	$—	$12,653
Cost of shares reacquired	(1,064,137)	(7,253,864)
Change in net assets from fund share transactions	$(1,064,137)	$(7,241,211)
Total change in net assets	$(1,064,137)	$(7,241,211)
Net assets
At beginning of period	16,164,104	23,405,315
At end of period (including accumulated distributions in excess of net investment income of $3,306 for each of the two periods presented)	$15,099,967	$16,164,104

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in each table represent the rate by which an investor would have earned (or lost) on an investment in each fund’s share class (assuming reinvestment of all distributions) held for the entire period.

MFS MONEY MARKET FUND

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
			2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.01		$0.04	$0.05
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	0.00	(w)	(0.01)		—	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.04	$0.05
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.04)	$(0.05)
From tax return of capital	—		—		(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.04)	$(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	(w)	0.41		3.57	5.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.64		0.63		0.68		0.63	0.61
Expenses after expense reductions (f)	0.11	(a)	0.21		0.28		0.40		0.35	0.32
Net investment income	0.00	(a)	0.00		0.00		0.50		3.51	5.03
Net assets at end of period (000 omitted)	$434,723		$464,849		$508,566		$663,984		$1,260,069	$1,239,472

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

17

Financial Highlights – continued

MFS GOVERNMENT MONEY MARKET FUND

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
			2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$(0.00	)(w)	$0.03	$0.05
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)
From tax return of capital	—		—		(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.01		0.26		2.87	4.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.00		0.79		0.69		0.94	0.94
Expenses after expense reductions (f)	0.08	(a)	0.17		0.20		0.33		0.59	0.59
Net investment income	0.00	(a)	0.00		0.00		0.27		2.59	4.68
Net assets at end of period (000 omitted)	$15,100		$16,164		$23,405		$39,413		$55,384	$27,279

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the funds are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the funds’ assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the funds’ assets or liabilities:

Investments at Value – Short Term Securities	Level 1	Level 2	Level 3	Total
MFS Money Market Fund	$—	$436,377,318	$—	$436,377,318
MFS Government Money Market Fund	$—	$15,109,230	$—	$15,109,230

19

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – Each fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the funds. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the funds. This amount, for the six months ended February 29, 2012, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each of the fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

20

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to the timing of recognition of certain expenses.

MFS Money Market Fund and MFS Government Money Market Fund declared no distributions for the current period or for the year ended August 31, 2011.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/12	MFS Money Market Fund	MFS Government Money Market Fund
Cost of investments	$436,377,318	$15,109,230

As of 8/31/11
Capital loss carryforwards	$(547,099)	$—
Post-October capital loss deferral	(73)	—
Other temporary differences	(20,379)	(3,306)

The aggregate cost above includes prior fiscal year end tax adjustments, if any.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2011, MFS Money Market Fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
8/31/13	$(151)
8/31/15	(35)
8/31/16	(124,119)
8/31/17	(422,794)
Total	$(547,099)

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds.

21

Notes to Financial Statements (unaudited) – continued

Each fund’s management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Average daily net assets in excess of $1 billion	0.35%

During the six months ended February 29, 2012, MFS voluntarily waived receipt of $897,460 and $31,319 of MFS Money Market Fund’s and MFS Government Money Market Fund’s management fees, respectively, in order to avoid a negative yield. For the six months ended February 29, 2012, this voluntary waiver had the effect of reducing the management fee by 0.40% of average daily net assets on an annualized basis for MFS Money Market Fund and MFS Government Money Market Fund, respectively. The management fees incurred for the six months ended February 29, 2012 were equivalent to an annual effective rate of 0.00% of the average daily net assets for MFS Money Market Fund and MFS Government Money Market Fund, respectively.

In order to avoid a negative yield for the six months ended February 29, 2012, MFS voluntarily agreed to reduce certain other expenses in the amount of $302,371 and $51,007, for MFS Money Market Fund and MFS Government Money Market Fund, respectively, which is shown as a reduction of total expenses in the Statements of Operations.

Distributor – Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges imposed during the six months ended February 29, 2012 for the MFS Money Market Fund and MFS Government Money Market Fund were $8,814 and $0, respectively.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended February 29, 2012, the fees were $208,568 and $6,399, which equated to 0.0930% and 0.0817% annually of each fund’s average daily net assets for MFS Money Market Fund and MFS Government Money Market Fund, respectively. MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $214,090 and $8,051 for MFS Money Market Fund and MFS Government Money Market Fund, respectively.

22

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.0173% and 0.1114% of each of the fund’s average daily net assets for MFS Money Market Fund and MFS Government Money Market Fund, respectively.

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the funds had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $997 and $248 for MFS Money Market Fund and MFS Government Money Market Fund, respectively, and is included in independent Trustees’ compensation for the six months ended February 29, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $17,796 and $2,893 for MFS Money Market Fund and MFS Government Money Market Fund, respectively, at February 29, 2012, and is included in payable for independent Trustees’ compensation on the Statements of Assets and Liabilities.

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 29, 2012, the aggregate fees paid by the funds to Tarantino LLC and Griffin Compliance LLC were $2,419 and $88 for MFS Money Market Fund and MFS Government Money Market Fund, respectively, and are included in miscellaneous expense

23

Notes to Financial Statements (unaudited) – continued

on the Statements of Operations. MFS has agreed to reimburse the funds for a portion of the payments made by the funds in the amount of $573 and $20 for MFS Money Market Fund and MFS Government Money Market Fund, respectively, which is shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The sale of fund shares has been suspended except in certain circumstances. Please see each funds’ prospectus for details.

(5)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the funds and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2012, the funds’ commitment fees were $1,561 and $59 and interest expenses were $0 and $0, for MFS Money Market Fund and MFS Government Money Market Fund, respectively, and are included in miscellaneous expense on the Statements of Operations.

24

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

25

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

26

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Global New Discovery Fund

SEMIANNUAL REPORT

February 29, 2012

GND-SEM

MFS® GLOBAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Croda International PLC	1.5%
HomeAway, Inc.	1.5%
Amadeus IT Holding S.A.	1.5%
Bunzl PLC	1.4%
Cabot Oil & Gas Corp.	1.2%
Arcos Dorados Holdings, Inc.	1.1%
OBIC Co. Ltd.	1.1%
Dignity PLC	1.0%
Brookdale Senior Living, Inc.	1.0%
Cerner Corp.	1.0%

Equity sectors
Health Care	13.1%
Technology	12.7%
Special Products & Services	12.4%
Industrial Goods & Services	10.1%
Retailing	9.7%
Financial Services	8.4%
Basic Materials	7.7%
Autos & Housing	6.1%
Energy	5.4%
Consumer Staples	4.6%
Transportation	4.4%
Leisure	3.9%
Utilities & Communications	0.7%
Issuer country weightings (x)
United States	49.8%
United Kingdom	13.7%
Japan	6.9%
Brazil	5.6%
Germany	2.6%
Spain	2.1%
Hong Kong	2.1%
France	1.7%
China	1.6%
Other Countries	13.9%

Currency exposure weightings (y)
United States Dollar	54.0%
British Pound Sterling	13.7%
Japanese Yen	6.9%
Euro	6.4%
Brazilian Real	5.6%
Hong Kong Dollar	4.2%
Indonesian Rupiah	1.4%
South African Rand	1.3%
Australian Dollar	1.1%
Other Currencies	5.4%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 2/29/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 16, 2011 through February 29, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 16, 2011 through February 29, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/16/11	Ending Account Value 2/29/12	Expenses Paid During Period (p) 12/16/11-2/29/12
A	Actual	1.50%	$1,000.00	$1,172.00	$3.38
	Hypothetical (h)	1.50%	$1,000.00	$1,017.40	$7.52
B	Actual	2.25%	$1,000.00	$1,171.00	$5.07
	Hypothetical (h)	2.25%	$1,000.00	$1,013.67	$11.26
C	Actual	2.25%	$1,000.00	$1,171.00	$5.07
	Hypothetical (h)	2.25%	$1,000.00	$1,013.67	$11.26
I	Actual	1.25%	$1,000.00	$1,173.00	$2.82
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27
R1	Actual	2.25%	$1,000.00	$1,171.00	$5.07
	Hypothetical (h)	2.25%	$1,000.00	$1,013.67	$11.26
R2	Actual	1.75%	$1,000.00	$1,172.00	$3.95
	Hypothetical (h)	1.75%	$1,000.00	$1,016.16	$8.77
R3	Actual	1.50%	$1,000.00	$1,173.00	$3.38
	Hypothetical (h)	1.50%	$1,000.00	$1,017.40	$7.52
R4	Actual	1.25%	$1,000.00	$1,173.00	$2.82
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For the hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended February 29, 2012. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, December 16, 2011, through the period end, February 29, 2012.

4

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
Issuer	Shares/Par	Value ($)

Aerospace - 0.5%
Kaman Corp.	540	$18,623

Airlines - 2.4%
Allegiant Travel Co. (a)	367	$18,343
Spirit Airlines, Inc. (a)	1,691	33,025
Stagecoach Group PLC	5,503	23,498
United Continental Holdings, Inc. (a)	750	15,488

		$90,354
Apparel Manufacturers - 2.9%
Arezzo Industria e Comercio S.A.	1,300	$24,217
Cia.Hering S.A.	900	24,208
O’Key Group S.A., GDR	3,714	33,055
Stella International Holdings	11,500	26,405

		$107,885
Automotive - 1.9%
Guangzhou Automobile Group Co. Ltd., “H”	20,000	$23,594
Mando Corp.	119	17,790
USS Co. Ltd.	300	29,376

		$70,760
Biotechnology - 1.0%
Anacor Pharmaceuticals, Inc. (a)	624	$3,707
Cepheid, Inc. (a)	357	14,419
Gen-Probe, Inc. (a)	264	18,026

		$36,152
Broadcasting - 1.0%
Havas S.A.	3,012	$15,317
Proto Corp.	700	21,838

		$37,155
Brokerage & Asset Managers - 1.4%
Aberdeen Asset Management PLC	3,391	$12,985
Computershare Ltd.	2,476	20,501
IG Group Holdings PLC	2,614	18,398

		$51,884

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 8.4%
Amadeus IT Holding S.A.	2,936	$55,936
Brenntag AG	197	22,966
Bunzl PLC	3,447	52,754
Calix, Inc. (a)	2,854	25,800
Cognizant Technology Solutions Corp., “A” (a)	274	19,440
Constant Contact, Inc. (a)	630	19,051
FleetCor Technologies, Inc. (a)	919	34,031
Intertek Group PLC	505	18,599
Jones Lang LaSalle, Inc.	352	28,656
Multiplus S.A.	677	13,637
Sodexo	357	27,477

		$318,347
Chemicals - 0.4%
Victrex PLC	639	$13,480

Computer Software - 2.9%
Check Point Software Technologies Ltd. (a)	302	$17,564
Nuance Communications, Inc. (a)	1,050	27,216
OBIC Co. Ltd.	210	39,999
SolarWinds, Inc. (a)	640	23,846

		$108,625
Computer Software - Systems - 3.3%
Aruba Networks, Inc. (a)	846	$18,265
National Instruments Corp.	1,000	26,600
NICE Systems Ltd. (a)	660	22,575
Qlik Technologies, Inc. (a)	530	16,043
SciQuest, Inc. (a)	1,514	22,786
Tangoe, Inc. (a)	1,067	19,996

		$126,265
Construction - 4.2%
Beacon Roofing Supply, Inc. (a)	1,095	$25,820
Bellway PLC	1,375	17,850
Eagle Materials, Inc.	1,125	35,303
NVR, Inc. (a)	45	31,140
PT Semen Gresik Tbk.	22,500	27,968
Pulte Homes, Inc. (a)	2,170	19,139

		$157,220

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 1.5%
Dr. Ci Labo Co. Ltd.	3	$14,005
L’Occitane International S.A.	7,750	18,229
Uni-Charm Corp.	500	25,864

		$58,098
Consumer Services - 4.0%
Anhanguera Educacional Participacoes S.A.	2,500	$32,858
Dignity PLC	2,931	38,632
HomeAway, Inc. (a)	2,140	56,667
Kroton Educacional S.A. (a)	443	6,140
Kroton Educacional S.A. (a)	139	272
Kroton Educacional S.A., IEU (a)	1,100	15,117

		$149,686
Containers - 0.6%
Viscofan S.A.	586	$24,320

Electrical Equipment - 3.4%
AMETEK, Inc.	320	$15,232
IMI PLC	2,110	32,527
MSC Industrial Direct Co., Inc., “A”	223	17,708
Sensata Technologies Holding B.V. (a)	1,140	36,936
Spectris PLC	981	27,234

		$129,637
Electronics - 3.9%
Domino Printing Sciences PLC	2,853	$29,752
Entegris, Inc. (a)	1,802	16,290
Monolithic Power Systems, Inc. (a)	1,525	28,350
Siliconware Precision Industries Co. Ltd.	24,000	28,090
Ultratech, Inc. (a)	640	17,414
Veeco Instruments, Inc. (a)	1,050	28,392

		$148,288
Energy - Independent - 3.7%
Cabot Oil & Gas Corp.	1,280	$44,646
Energy XXI (Bermuda) Ltd. (a)	807	30,206
Fuchs Petrolub AG, IPS	535	28,426
Range Resources Corp.	570	36,298

		$139,576

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 1.6%
Britvic PLC	4,800	$29,003
Green Mountain Coffee Roasters, Inc. (a)	470	30,536

		$59,539
Food & Drug Stores - 1.7%
Cosmos Pharmaceutical Corp.	500	$21,989
CP All PLC	12,800	28,019
Sundrug Co. Ltd.	500	14,344

		$64,352
General Merchandise - 1.3%
Clicks Group Ltd.	3,843	$22,459
Mr. Price Group Ltd.	2,197	26,094

		$48,553
Insurance - 1.8%
Brazil Insurance Participacoes e Administracao S.A.	3,100	$36,826
Jardine Lloyd Thompson Group PLC	2,930	32,723

		$69,549
Internet - 0.2%
LogMeIn, Inc. (a)	209	$7,704

Machinery & Tools - 6.2%
Finning International, Inc.	1,050	$30,520
Herman Miller, Inc.	1,720	36,120
IPG Photonics Corp. (a)	305	16,052
Joy Global, Inc.	390	33,914
Kennametal, Inc.	410	18,889
Polypore International, Inc. (a)	730	30,018
Spirax-Sarco Engineering PLC	380	12,423
United Rentals, Inc. (a)	730	30,426
WABCO Holdings, Inc. (a)	441	26,235

		$234,597
Medical & Health Technology & Services - 4.7%
Advisory Board Co. (a)	214	$17,321
Air Methods Corp. (a)	190	17,144
Brookdale Senior Living, Inc. (a)	2,050	38,212
Cerner Corp. (a)	516	38,096
Diagnosticos da America S.A.	1,500	13,976
Fleury S.A.	500	7,131
Healthcare Services Group, Inc.	1,020	19,870

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
Kobayashi Pharmaceutical Co. Ltd.	500	$24,173

		$175,923
Medical Equipment - 5.6%
Align Technology, Inc. (a)	624	$15,981
Conceptus, Inc. (a)	1,790	24,111
DENTSPLY International, Inc.	580	22,434
Endologix, Inc. (a)	2,058	27,227
Heartware International, Inc. (a)	112	8,205
Masimo Corp. (a)	761	16,590
NxStage Medical, Inc. (a)	876	17,520
Sirona Dental Systems, Inc. (a)	351	17,515
Sonova Holding AG	203	22,663
Thoratec Corp. (a)	268	9,246
Uroplasty, Inc. (a)	1,797	4,960
Volcano Corp. (a)	920	25,788

		$212,240
Metals & Mining - 1.8%
Globe Specialty Metals, Inc.	1,764	$25,084
Iluka Resources Ltd.	1,181	20,906
Molycorp, Inc. (a)	903	22,304

		$68,294
Network & Telecom - 2.4%
Acme Packet, Inc. (a)	573	$17,465
F5 Networks, Inc. (a)	210	26,242
Fortinet, Inc. (a)	800	21,640
VTech Holdings Ltd.	2,200	24,696

		$90,043
Oil Services - 1.7%
AMEC PLC	1,640	$28,856
Dresser-Rand Group, Inc. (a)	690	36,239

		$65,095
Other Banks & Diversified Financials - 2.4%
Air Lease Corp. (a)	1,360	$33,442
Credicorp Ltd.	202	24,824
First Republic Bank (a)	1,013	30,380

		$88,646

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 1.8%
Perrigo Co.	153	$15,768
Santen Pharmaceutical Co. Ltd.	800	31,640
Virbac	148	21,956

		$69,364
Real Estate - 2.3%
Brasil Brokers Participacoes	8,600	$37,460
Deutsche Wohnen AG	1,541	20,475
Midland Holdings Ltd.	44,000	27,627

		$85,562
Restaurants - 2.9%
Ajisen China Holdings Ltd.	12,000	$16,431
Arcos Dorados Holdings, Inc.	1,940	40,779
Domino’s Pizza UK & IRL PLC	3,647	25,755
Dunkin Brands Group, Inc. (a)	898	26,078

		$109,043
Specialty Chemicals - 4.9%
Croda International PLC	1,671	$57,262
Elementis PLC	10,790	28,495
Rockwood Holdings, Inc. (a)	700	37,275
Symrise AG	897	26,184
W. R. Grace & Co. (a)	616	35,087

		$184,303
Specialty Stores - 3.8%
Citi Trends, Inc. (a)	902	$9,778
Francesca’s Holdings Corp. (a)	791	18,153
GOME Electrical Appliances Holdings Ltd.	70,000	21,136
MonotaRO Co. Ltd.	2,900	35,889
Monro Muffler Brake, Inc.	482	22,109
NEXT PLC	403	17,766
Urban Outfitters, Inc. (a)	668	18,965

		$143,796
Telephone Services - 0.7%
PT XL Axiata Tbk	49,500	$25,830

Tobacco - 0.9%
Swedish Match AB	898	$34,295

10

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)

Common Stocks - continued
Trucking - 2.0%
Atlas Air Worldwide Holdings, Inc. (a)		507	$21,608
DSV A.S.		819	19,079
Swift Transportation Co. (a)		3,030	35,512

			$76,199
Total Common Stocks (Identified Cost, $3,221,687)			$3,699,282

	First Exercise
Warrants - 1.1%
Consumer Products - 0.6%
Merrill Lynch International & Co. (Dabur Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/27/11	9,773	$20,670

Other Banks & Diversified Financials - 0.5%
Merrill Lynch International & Co. (Federal Bank Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(z)	8/30/10	2,493	$20,629
Total Warrants (Identified Cost, $35,301)			$41,299

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)		43,624	$43,624
Total Investments (Identified Cost, $3,300,612)			$3,784,205

Other Assets, Less Liabilities - (0.4)%			(14,001)
Net Assets - 100.0%			$3,770,204

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $20,670, representing 0.55% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Merrill Lynch International & Co. (Federal Bank Ltd. - Zero Strike Warrant)	12/15/11	$17,484	$20,629
% of Net Assets			0.5%

11

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,256,988)	$3,740,581
Underlying affiliated funds, at cost and value	43,624
Total investments, at value (identified cost, $3,300,612)	$3,784,205
Foreign currency, at value (identified cost, $237)	239
Receivables for
Fund shares sold	6,394
Interest and dividends	1,506
Receivable from investment adviser	972
Total assets	$3,793,316
Liabilities
Payable to custodian	$1,400
Payable for investments purchased	1,817
Payable to affiliates
Shareholder servicing costs	897
Distribution and service fees	30
Payable for independent Trustees’ compensation	115
Accrued expenses and other liabilities	18,853
Total liabilities	$23,112
Net assets	$3,770,204
Net assets consist of
Paid-in capital	$3,245,543
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $835 deferred country tax)	482,790
Accumulated net realized gain (loss) on investments and foreign currency transactions	45,969
Accumulated net investment loss	(4,098)
Net assets	$3,770,204
Shares of beneficial interest outstanding	321,466

	Net assets	Shares outstanding	Net asset value per share
Class A	$338,159	28,843	$11.72
Class B	141,396	12,077	11.71
Class C	123,470	10,546	11.71
Class I	2,698,329	230,000	11.73
Class R1	117,076	10,000	11.71
Class R2	117,197	10,000	11.72
Class R3	117,258	10,000	11.73
Class R4	117,319	10,000	11.73

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes R1, R2, R3, and R4.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Period ended 2/29/12 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$5,943
Dividends from underlying affiliated funds	33
Foreign taxes withheld	(371)
Total investment income	$5,605
Expenses
Management fee	$6,820
Distribution and service fees	958
Shareholder servicing costs	1,047
Administrative services fee	3,634
Independent Trustees’ compensation	274
Custodian fee	4,205
Shareholder communications	877
Audit and tax fees	7,261
Legal fees	270
Registration fees	5,038
Miscellaneous	1,681
Total expenses	$32,065
Reduction of expenses by investment adviser	(22,362)
Net expenses	$9,703
Net investment loss	$(4,098)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$47,996
Foreign currency transactions	(2,027)
Net realized gain (loss) on investments and foreign currency transactions	$45,969
Change in unrealized appreciation (depreciation)
Investments (net of $835 increase in deferred country tax)	$482,758
Translation of assets and liabilities in foreign currencies	32
Net unrealized gain (loss) on investments and foreign currency translation	$482,790
Net realized and unrealized gain (loss) on investments and foreign currency	$528,759
Change in net assets from operations	$524,661

(c)	For the period from the commencement of the fund’s investment operations, December 16, 2011, through the stated period end.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Period ended 2/29/12 (c) (unaudited)
Change in net assets
From operations
Net investment loss	$(4,098)
Net realized gain (loss) on investments and foreign currency transactions	45,969
Net unrealized gain (loss) on investments and foreign currency translation	482,790
Change in net assets from operations	$524,661
Change in net assets from fund share transactions	$3,245,543
Total change in net assets	$3,770,204
Net assets
At beginning of period	$—
At end of period (including accumulated net investment loss of $4,098)	$3,770,204

(c)	For the period from the commencement of the fund’s investment operations, December 16, 2011, through the stated period end.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 2/29/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.74
Total from investment operations	$1.72
Net asset value, end of period (x)	$11.72
Total return (%) (r)(s)(t)(x)	17.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.18	(a)
Expenses after expense reductions (f)	1.50	(a)
Net investment loss	(0.67	)(a)
Portfolio turnover	28
Net assets at end of period (000 omitted)	$338

Class B	Period ended 2/29/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.74
Total from investment operations	$1.71
Net asset value, end of period (x)	$11.71
Total return (%) (r)(s)(t)(x)	17.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.39	(a)
Expenses after expense reductions (f)	2.25	(a)
Net investment loss	(1.44	)(a)
Portfolio turnover	28
Net assets at end of period (000 omitted)	$141

See Notes to Financial Statements

16

Financial Highlights – continued

Class C	Period ended 2/29/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.74
Total from investment operations	$1.71
Net asset value, end of period (x)	$11.71
Total return (%) (r)(s)(t)(x)	17.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.48	(a)
Expenses after expense reductions (f)	2.25	(a)
Net investment loss	(1.45	)(a)
Portfolio turnover	28
Net assets at end of period (000 omitted)	$123

Class I	Period ended 2/29/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.74
Total from investment operations	$1.73
Net asset value, end of period (x)	$11.73
Total return (%) (r)(s)(x)	17.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.48	(a)
Expenses after expense reductions (f)	1.25	(a)
Net investment loss	(0.45	)(a)
Portfolio turnover	28
Net assets at end of period (000 omitted)	$2,698

See Notes to Financial Statements

17

Financial Highlights – continued

Class R1	Period ended 2/29/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.74
Total from investment operations	$1.71
Net asset value, end of period (x)	$11.71
Total return (%) (r)(s)(x)	17.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.48	(a)
Expenses after expense reductions (f)	2.25	(a)
Net investment loss	(1.45	)(a)
Portfolio turnover	28
Net assets at end of period (000 omitted)	$117

Class R2	Period ended 2/29/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.74
Total from investment operations	$1.72
Net asset value, end of period (x)	$11.72
Total return (%) (r)(s)(x)	17.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.98	(a)
Expenses after expense reductions (f)	1.75	(a)
Net investment loss	(0.95	)(a)
Portfolio turnover	28
Net assets at end of period (000 omitted)	$117

See Notes to Financial Statements

18

Financial Highlights – continued

Class R3	Period ended 2/29/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.75
Total from investment operations	$1.73
Net asset value, end of period (x)	$11.73
Total return (%) (r)(s)(x)	17.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.73	(a)
Expenses after expense reductions (f)	1.50	(a)
Net investment loss	(0.70	)(a)
Portfolio turnover	28
Net assets at end of period (000 omitted)	$117

Class R4	Period ended 2/29/12 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.74
Total from investment operations	$1.73
Net asset value, end of period (x)	$11.73
Total return (%) (r)(s)(x)	17.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.48	(a)
Expenses after expense reductions (f)	1.25	(a)
Net investment loss	(0.45	)(a)
Portfolio turnover	28
Net assets at end of period (000 omitted)	$117

See Notes to Financial Statements

19

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 16, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global New Discovery Fund (the fund) is a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a

21

Notes to Financial Statements (unaudited) – continued

broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

22

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,846,147	$—	$—	$1,846,147
United Kingdom	517,992	—	—	517,992
Japan	219,118	39,999	—	259,117
Brazil	205,429	6,411	—	211,840
Germany	98,051	—	—	98,051
Spain	80,256	—	—	80,256
Hong Kong	27,627	51,101	—	78,728
France	64,750	—	—	64,750
China	40,025	21,136	—	61,161
Other Countries	271,331	251,208	—	522,539
Mutual Funds	43,624	—	—	43,624
Total Investments	$3,414,350	$369,855	$—	$3,784,205

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

23

Notes to Financial Statements (unaudited) – continued

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the period ended February 29, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s

24

Notes to Financial Statements (unaudited) – continued

federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The fund declared no distributions for the current period.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/12
Cost of investments	$3,300,612
Gross appreciation	505,139
Gross depreciation	(21,546)
Net unrealized appreciation (depreciation)	$483,593

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.975%
Next $1.5 billion of average daily net assets	0.90%
Average daily net assets in excess of $2.5 billion	0.85%

25

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the period ended February 29, 2012 was equivalent to an annual effective rate of 0.975% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.50%	2.25%	2.25%	1.25%	2.25%	1.75%	1.50%	1.25%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2012. For the period ended February 29, 2012, this reduction amounted to $22,359 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the period ended February 29, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$97
Class B	0.75%	0.25%	1.00%	1.00%	236
Class C	0.75%	0.25%	1.00%	1.00%	227
Class R1	0.75%	0.25%	1.00%	1.00%	227
Class R2	0.25%	0.25%	0.50%	0.50%	114
Class R3	—	0.25%	0.25%	0.25%	57
Total Distribution and Service Fees					$958

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended February 29, 2012 based on each class’ average daily net assets.

26

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the period ended February 29, 2012.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended February 29, 2012, the fee was $148, which equated to 0.0211% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended February 29, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $899.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended February 29, 2012 was equivalent to an annual effective rate of 0.5194% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the

27

Notes to Financial Statements (unaudited) – continued

Agreements. For the period ended February 29, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $10 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 15, 2011, MFS purchased 10,000 shares each of Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 and 230,000 shares of Class I for an aggregate amount of $3,000,000. At February 29, 2012, MFS was the sole shareholder of Class I, Class R1, Class R2, Class R3, and Class R4.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $4,173,783 and $964,792, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 2/29/12 (c)
	Shares	Amount
Shares sold
Class A	28,843	$314,860
Class B	12,114	124,723
Class C	10,546	106,394
Class I	230,000	2,300,000
Class R1	10,000	100,000
Class R2	10,000	100,000
Class R3	10,000	100,000
Class R4	10,000	100,000
	321,503	$3,245,977
Shares reacquired
Class B	(37)	$(434)

28

Notes to Financial Statements (unaudited) – continued

	Period ended 2/29/12 (c)
	Shares	Amount
Net change
Class A	28,843	$314,860
Class B	12,077	124,289
Class C	10,546	106,394
Class I	230,000	2,300,000
Class R1	10,000	100,000
Class R2	10,000	100,000
Class R3	10,000	100,000
Class R4	10,000	100,000
	321,466	$3,245,543

(c)	For the period from the commencement of the fund’s investment operations, December 16, 2011, through the stated period end.

(6)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	3,424,070	(3,380,446)	43,624

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$33	$43,624

(7)	Subsequent Event

Effective March 29, 2012, the fund participates, along with certain other funds managed by MFS in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter.

29

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In September 2011 and October 2011, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Analytical Services, Inc. (“Lipper”), an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), (ii) information provided by MFS on fees it charges to a registered fund managed in a similar style to the Fund, and (iii) information as to whether and to what extent expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2011 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry

30

Board Approval of Investment Advisory Agreement – continued

and the strategic business plans of MFS, (iv) descriptions of various functions to be performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.

The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval. In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper (which takes into account any proposed fee reductions or expense limitations for the Fund). The Trustees considered that, according to the Lipper data, the Fund’s effective advisory fee rate would be lower than the Lipper expense group median, and the Fund’s total expense ratio would be approximately at the Lipper expense group median.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s proposed advisory fee schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the proposed breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and

31

Board Approval of Investment Advisory Agreement – continued

institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial, Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s Agreement should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

32

Board Approval of Investment Advisory Agreement – continued

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

33

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 will be available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2012

*	Print name and title of each signing officer under his or her signature.